S000019798 [Member] Expense Example - iShares J.P. Morgan USD Emerging Markets Bond ETF - iShares J.P. Morgan USD Emerging Markets Bond ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493